CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenue	$ 255,576	$ 187,022	$ 172,929
Cost of revenue	222,927	167,844	152,224
GROSS PROFIT	32,649	19,178	20,705
Operating expenses:
Research and development	2,660	2,565	2,207
Selling, general and administrative	22,142	20,406	17,316
Total operating expenses	24,802	22,971	19,523
OPERATING INCOME (LOSS)	7,847	(3,793)	1,182
Other income (expense), net	(4,501)	(760)	448
INCOME (LOSS) BEFORE INCOME TAX EXPENSE	3,346	(4,553)	1,630
Income tax expense	(1,004)	(149)	(90)
INCOME (LOSS) FROM CONTINUING OPERATIONS	2,342	(4,702)	1,540
Loss from discontinued operations	0	0	(109)
NET INCOME (LOSS)	$ 2,342	$ (4,702)	$ 1,431
INCOME (LOSS) PER SHARE - BASIC AND DILUTED
Continuing operations	$ 0.20	$ (0.58)	$ 0.19
Discontinued operations			(0.01)
Net income (loss)	$ 0.20	$ (0.58)	$ 0.18
Weighted average number of shares outstanding	11,518,929	8,085,599	8,054,390
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 2,342	$ (4,702)	$ 1,431
Translation adjustment	(352)	(186)	(168)
Comprehensive income (loss)	$ 1,990	$ (4,888)	$ 1,263